Share-based Payments	6 Months Ended
Jun. 30, 2026
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
8. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value. Options granted under each of the six plans have a maximum life of 10 years.
As detailed in the table below, during the six months ended June 30, 2026, 4,121 million share options were granted under the 2020 Long-Term Incentive Plan (six months ended June 30, 2025: 3,478 million). Options granted under this plan will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling.

Grant date	Jan-14-2026	Jan-14-2026	Jan-14-2026
Vesting dates	Jan-14-2026	Jan-14-2027	Jan-14-2027
	—	—	Jan-14-2028
	—	—	Jan-14-2029
	—	—	Jan-14-2030
Volatility 1	260.56%	226.67%	193.02%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	3.51%	3.53%	3.67%
Fair value of option at grant date 1	£0.0004	£0.0005	£0.0005
Fair value of share at grant date	£0.0005	£0.0005	£0.0005
Exercise price at date of grant	£0.0004	£0.0004	£0.0004
Lapse date	Jan-14-2036	Jan-14-2036	Jan-14-2036
Expected option life (years) 1	1.0	2.0	3.5
Number of options granted	1,951,153,811	174,109,121	1,324,308,581

Grant date	Jan-14-2026	Jan-14-2026
Vesting dates	Jan-14-2026	Jan-14-2027
	—	Jan-14-2028
	—	Jan-14-2029
	—	Jan-14-2030
Volatility 1	226.67%	175.64%
Dividend yield	0%	0%
Risk-free investment rate 1	3.53%	3.78%
Fair value of option at grant date 1	£0.0005	£0.0005
Fair value of share at grant date	£0.0005	£0.0005
Exercise price at date of grant	£0.0005	£0.0005
Lapse date	Jan-14-2036	Jan-14-2036
Expected option life (years) 1	2.0	4.5
Number of options granted	313,694,177	87,871,006

Grant date	Apr-15-2026	Apr-15-2026
Vesting dates	Apr-15-2026	Apr-15-2027
	—	Apr-15-2028
	—	Apr-15-2029
	—	Apr-15-2030
Volatility 1	256.68%	192.85%
Dividend yield	0%	0%
Risk-free investment rate 1	4.07%	4.16%
Fair value of option at grant date 1	£0.0002	£0.0003
Fair value of share at grant date	£0.0003	£0.0003
Exercise price at date of grant	£0.0004	£0.0004
Lapse date	Apr-15-2036	Apr-15-2036
Expected option life (years) 1	1.0	3.5
Number of options granted	135,525,518	134,170,264

1.	Represents the average for the options granted.
For the three months ended June 30, 2026, the Company recognized £0.9 million of share-based payment expense in the statement of operations (three months ended June 30, 2025: £8.0 million). For the six months ended June 30, 2026, the Company re co
g
n
ized £2.8 million of share-based payment expense in the statement of operations (six months ended June 30, 2025: £8.2 million).